Investment in an Equity Investee - Sale and purchase agreements (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Feb. 28, 2025 item	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($) item
SHPL
Schedule of Equity Method Investments [Line Items]
Number of sale and purchase agreements entered		2	2
Equity method investment, ownership percentage to be sold		45.00%	45.00%
Equity interest (as a percent)		50.00%	50.00%
Cash consideration		¥ 4,500	$ 608.4
SHPL | Subsequent Events
Schedule of Equity Method Investments [Line Items]
Number of sale and purchase agreements entered	2
SHPL | Parent company of Co-Venturer
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage to be sold		10.00%	10.00%
Cash consideration		¥ 1,000	$ 135.2
SHPL | China-based private equity firm ("PE buyer")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage to be sold		35.00%	35.00%
Cash consideration		¥ 3,500	$ 473.2
Equity interest sale and purchase agreements, compensation payment clause, profit growth target period (in years)		3 years	3 years
Equity interest sale and purchase agreements, compensation payment clause, maximum total payments		¥ 696	$ 94.6
Equity sale and purchase agreement, number of parties that can to be designated for purchase		2	2
SHPL | China-based private equity firm ("PE buyer") | Subsequent Events
Schedule of Equity Method Investments [Line Items]
Equity sale and purchase agreement, number of parties that can to be designated for purchase	2
SHPL | Designated party one of China-based PE buyer | Subsequent Events
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage to be sold	25.00%
SHPL | Designated party two of China-based PE buyer | Subsequent Events
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage to be sold	10.00%
SHPL joint venture partner
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)		50.00%	50.00%